NONCONSOLIDATED AFFILIATES AND RELATED COMPANY TRANSACTIONS, Narrative (Details) (USD $) In Millions	12 Months Ended											3 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Exclusive of Additional Differences for Dow Corning, MEGlobal, Equipolymers, and Americas Styrenics, LLC [Member]	Dec. 31, 2009 Exclusive of Additional Differences for Dow Corning, MEGlobal, Equipolymers, and Americas Styrenics, LLC [Member]	Dec. 31, 2010 Dow Corning Corporation [Member]	Dec. 31, 2009 Dow Corning Corporation [Member]	Dec. 31, 2010 MEGlobal [Member]	Dec. 31, 2009 MEGlobal [Member]	Dec. 31, 2010 MEGlobal, Amount Amortized Over the Remaining Useful Lives of the Assets [Member]	Dec. 31, 2010 MEGlobal, Share of the Joint Venture Goodwill [Member]	Dec. 31, 2009 Equipolymers [Member]	Dec. 31, 2010 Equipolymers [Member]	Dec. 31, 2009 Americas Styrenics LLC [Member]
Schedule of Equity Method Investments [Line Items]
Investment in nonconsolidated affiliates	$ 3,453	$ 3,224	$ 3,204
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity				74	52	(227)	(227)	(250)	(257)	(60)	(190)	(8)	(7)	(136)
Equity Method Investment, Dividends or Distributions	668	690	836
Equity Method Investment, Other than Temporary Impairment												$ 65